Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financing Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Mortgages and contracts receivable, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, acquired — the Merger	$27,393	$30,721
Mortgages and contracts receivable, contributed	1,034	1,337
Mortgages and contracts receivable, originated	305,817	290,264
Mortgages and contracts receivable, purchased	58,967	64,932
Mortgages and contracts receivable, gross	393,211	387,254
Allowance for loan and contract losses	(84,907)	(83,784)
Deferred profit on Vacation Interest transactions	(3,533)	(6,113)
Deferred loan and contract origination costs, net of accumulated amortization	5,084	4,810
Inventory value of defaulted mortgages that were previously contributed or acquired	10,907	10,512
Premium on mortgages and contracts receivable, net of accumulated amortization	516	564
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(311)
Mortgages and contracts receivable, net	$320,967	$312,932
Other receivables, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mini-vacation and sampler programs receivable, net of allowance of $419 and $427, respectively	$9,871	$9,512
THE Club dues receivable, net of allowance of $13,778 and $15,034, respectively	6,389	22,012
Owner maintenance fee receivable, net of allowance of $2,887 and $2,993, respectively	4,380	2,230
Mortgage interest receivable	4,177	4,398
Rental receivables and other resort management-related receivables, net of allowance of $812 and $1,210, respectively	4,067	2,935
Tax refund receivable	2,341	2,239
Insurance claims receivable	2,257	54
THE Club conversion receivable, net of allowance of $245 and $249, respectively	16	35
Other receivables	2,239	2,634
Total other receivables, net	$35,737	$46,049

The following reflects the contractual principal maturities of originated and acquired mortgages and contracts receivable as of December 31 (in thousands):

2013	$41,938
2014	43,947
2015	45,503
2016	44,971
2017	42,809
2018 and thereafter	168,086
$387,254
Mortgages and contracts receivable, net consisted of the following as of December 31 (in thousands):

	2012	2011
Mortgages and contracts receivable, acquired — the Merger	$30,721	$44,638
Mortgages and contracts receivable, contributed	1,337	3,226
Mortgages and contracts receivable, originated	290,264	224,561
Mortgages and contracts receivable, purchased	64,932	92,261
Mortgages and contracts receivable, gross	387,254	364,686
Allowance for loan and contract losses	(83,784)	(94,478)
Deferred profit on Vacation Interest transactions	(6,113)	(5,756)
Deferred loan and contract origination costs, net of accumulated amortization	4,810	2,826
Inventory value of defaulted mortgages that were previously contributed and acquired	10,512	10,151
Premium on mortgages and contracts receivable, net of accumulated amortization	564	6,362
Discount on mortgages and contracts receivable, net of accumulated amortization	(311)	(489)
Mortgages and contracts receivable, net	$312,932	$283,302
Other receivables, net consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club dues receivable, net of allowance of $15,034 and $12,329, respectively	$22,012	$20,342
Mini-vacation and sampler programs receivable, net of allowance of $427 and $0, respectively	9,512	2,261
Mortgage interest receivable	4,398	4,730
Rental receivables and other resort management-related receivables, net of allowance of $1,210 and $1,027, respectively	2,935	3,651
Tax refund receivable	2,239	—
Owner maintenance fee receivable, net of allowance of $2,993 and $2,610, respectively	2,230	1,197
Insurance claims receivable	54	171
THE Club conversion receivable, net of allowance of $249 and $253, respectively	35	336
Other receivables	2,634	2,365
Total other receivables, net	46,049	35,053

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable as of the dates presented below consisted of the following (in thousands):

	Three Months Ended March 31,
	2013	2012
Balance, beginning of period	$83,784	$94,478
Provision for uncollectible Vacation Interest sales revenue	6,476	4,115
Adjustment for purchased portfolios	—	(10,380)	(a)
Mortgages and contracts receivable charged off	(6,403)	(10,070)
Recoveries	1,073	3,980
Effect of translation rate	(23)	14
Balance, end of period	$84,907	$82,137

Activity in the allowance for loan and contract losses associated with mortgages and contracts receivable for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012		2011
Balance, beginning of period	$94,478		$55,151
Provision for purchased portfolios	3,174		49,149
Adjustment for purchased portfolios	(10,379)	(a)	—
Provision for uncollectible Vacation Interest sales revenue	26,539		17,103
Mortgages and contracts receivable charged off	(37,297)		(34,327)
Recoveries	7,250		7,401
Effect of translation rate	19		1
Balance, end of period	$83,784		$94,478

Financing Receivable Credit Quality Indicators [Table Text Block]
A summary of credit quality as of the dates presented below is as follows (in thousands):

FICO Scores	March 31, 2013	December 31, 2012
>799	$31,341	$31,199
700 – 799	186,675	181,456
600 – 699	130,332	127,423
<600	24,241	24,686
No FICO Scores	20,622	22,490
	$393,211	$387,254

A summary of credit quality as of December 31, 2012 and 2011 is as follows (in thousands):

FICO Scores	2012	2011
>799	$31,199	$24,215
700 – 799	181,456	158,356
600 – 699	127,423	124,206
<600	24,686	32,455
No FICO Scores	22,490	25,454
	$387,254	$364,686